TAX PROVISION (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
TAX PROVISION
Corporate Income Tax Rate	26.00%	27.00%
Description Of Changes To The General Corporate Income Tax Rate	the British Columbia (BC) Government proposed changes to the general corporate income tax rate to increase the rate from 11% to 12% effective January 1, 2018 and onwards